Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Parent country source	$ 11	$ (12)	$ 14
Foreign sources	556	1,101	1,360
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 567	$ 1,089	$ 1,374